Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

In August 2019, the Sponsor purchased 2,875,000 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. On November 4, 2019, the Company effected a stock dividend of 0.2 shares for each share outstanding, resulting in an aggregate of 3,450,000 Founder Shares being held by the Sponsor. All share and per-share amounts have been retroactively restated to reflect the stock dividend. The Founder Shares included an aggregate of up to 199,612 shares that were subject to forfeiture by the Sponsor following the underwriter’s election to partially exercise its over-allotment option. The underwriters’ remaining over-allotment option expired unexercised and, as a result, 199,612 Founder Shares were forfeited and 250,388 Founder Shares are no longer subject to forfeiture, resulting in an aggregate of 3,250,388 Founder Share shares outstanding as of December 31, 2019.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until, with respect to 50% of the Founder Shares, the earlier of one year after the consummation of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a Business Combination and, with respect to the remaining 50% of the Founder Shares, until the one year after the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement on November 4, 2019, as amended on November 26, 2019, whereby, commencing on November 4, 2019 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay Merida Manager III LLC a total of $5,000 per month for office space, utilities and secretarial and administrative support. For the three and six months ended June 30, 2021 and 2020, the Company incurred $15,000 and $30,000, in fees for these services, of which $35,000 and $5,000 was included in accounts payable in the accompanying balance sheets as of June 30, 2021 and December 31, 2020, respectively.

Advances — Related Party

The Sponsor advanced the Company an aggregate of $162,500 to cover expenses related to the IPO. The advances were non-interest bearing and due on demand. Outstanding advances amounting to $162,500 were repaid on November 14, 2019.

In anticipation of the underwriters’ election to fully exercise their over-allotment option, the Sponsor advanced the Company an additional $41,458 to cover the purchase of the additional Private Warrants. As of June 30, 2021 and December 31, 2020, advances of $16,458 were outstanding and due on demand.

Promissory Note — Related Party

On August 6, 2019, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company borrowed an aggregate principal amount of $100,569 under the Promissory Note. The Promissory Note was non-interest bearing and payable on the earlier of (i) September 30, 2020, (ii) the consummation of the IPO or (iii) the date on which the Company determined not to proceed with the IPO. A total outstanding amount of $339 remained under the Promissory Note at June 30, 2021 and December 31, 2020 which is currently due on demand.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be converted into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Warrants. As of June 30, 2021, there is $400,000 outstanding under the Working Capital Loans.

NOTE 6 — RELATED PARTY TRANSACTIONS

Founder Shares

In August 2019, the Sponsor purchased 2,875,000 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. On November 4, 2019, the Company effected a stock dividend of 0.2 shares for each share outstanding, resulting in an aggregate of 3,450,000 Founder Shares being held by the Sponsor. All share and per-share amounts have been retroactively restated to reflect the stock dividend. The Founder Shares included an aggregate of up to 199,612 shares that were subject to forfeiture by the Sponsor following the underwriter’s election to partially exercise its over-allotment option. The underwriters’ remaining over-allotment option expired unexercised and, as a result, 199,612 Founder Shares were forfeited and 250,388 Founder Shares are no longer subject to forfeiture, resulting in an aggregate of 3,250,388 Founder Share shares outstanding as of December 31, 2019.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until, with respect to 50% of the Founder Shares, the earlier of one year after the consummation of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a Business Combination and, with respect to the remaining 50% of the Founder Shares, until the one year after the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement on November 4, 2019, as amended on November 26, 2019, whereby, commencing on November 4, 2019 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay Merida Manager III LLC a total of $5,000 per month for office space, utilities and secretarial and administrative support. For the year ended December 31, 2020 and for the period from June 20, 2019 (inception) through December 31, 2019, the Company incurred $50,000 and $20,000, in fees for these services, of which $5,000 and $20,000 was included in accounts payable and accrued expenses in the accompanying balance sheets, respectively.

Advances — Related Party

The Sponsor advanced the Company an aggregate of $162,500 to cover expenses related to the IPO. The advances were non-interest bearing and due on demand. Outstanding advances amounting to $162,500 were repaid on November 14, 2019.

In anticipation of the underwriters’ election to fully exercise their over-allotment option, the Sponsor advanced the Company an additional $41,458 to cover the purchase of the additional Private Warrants. At December 31, 2020 and 2019, advances of $16,458 were outstanding and due on demand.

Promissory Note — Related Party

On August 6, 2019, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company borrowed an aggregate principal amount of $100,569 under the Promissory Note. The Promissory Note was non-interest bearing and payable on the earlier of (i) September 30, 2020, (ii) the consummation of the IPO or (iii) the date on which the Company determined not to proceed with the IPO. As of December 31, 2019, the Company repaid $100,230 of amounts owed under the Promissory Note and $339 remained outstanding under the Promissory Note at December 31, 2020 and 2019.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a

Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be converted into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Warrants.

Leafly Holdings, Inc.[Member]
Related Party Transactions [Line Items]
Related Party Transactions

NOTE 13 — Related Party Transactions

Officer Note

In March 2019, the Company issued a recourse promissory note (the Officer Note) in the amount of $1,024 to John T. Leslie, who was an officer of the Company. The Officer Note bore interest at 2.55%, compounded annually, and was secured by 1,330 shares of common stock.

Although this Officer Note was recourse to the individual, it was accounted for as nonrecourse since the recourse provision was not substantive. Accordingly, we accounted for the combination of the promissory note and restricted stock as a grant of an option, as the substance was similar to the grant of an option. The exercise price of this stock option was the principal and interest due on the promissory note. The fair value of the stock option was recognized over the requisite service period (not the term of the promissory note) through a charge to compensation cost. The maturity date of the promissory notes reflected the legal term of the stock option for purposes of valuing the award.

In August 2020, in connection with Mr. Leslie’s separation, the Company cancelled the Officer Note and associated accrued interest in exchange for the repurchase of 1,505 unvested shares and 424 vested shares, with an original exercise price of $0.77, at a price of $0.55 per share.

Privateer Holdings and Privateer Management

Leafly was a wholly owned subsidiary of Privateer Holdings, Inc. until February 14, 2019, when Privateer Holdings effected a capital restructuring of Leafly and distributed its ownership in Leafly to its stockholders. In 2019, Leafly entered into a Corporate Services Agreement, as amended, with Ten Eleven Management LLC dba Privateer Management. Two individuals on Leafly’s board of directors, Michael Blue and Christian Groh, are officers for Privateer Management, which therefore has been identified as a related party. Privateer Management provided managerial services, support services, and administrative services and at times paid for employee health benefit and other expenses on behalf of the Company through March 31, 2021. During the six months ended June 30, 2021 and 2020, the Company recorded $0 and $945, respectively, for these expenses within general and administrative expenses in the Condensed Consolidated Statements of Operations. As of June 30, 2021 and December 31, 2020, the Company owed $56 and $580, respectively, to Privateer Management for corporate services and expenses paid on its behalf in 2020 and prior. The agreement has terminated despite a payable remaining outstanding.

Other

One of Leafly’s significant investors, Brendan Kennedy, is a member of the board of directors of Tilray, Inc., which is the parent company of High Park Holdings Ltd., a customer of Leafly, and therefore has been identified as a related party. During the six months ended June 30, 2021 and 2020, the Company recorded approximately $114 and $229, respectively, of revenue earned from contracts with this customer.

In June 2021, Mr. Kennedy purchased a convertible promissory note totaling $1,000. The note was issued as part of the existing series of 2021 Notes (see Note 10) and is subject to the same interest rate, maturity, and conversion terms.

NOTE 12 — Related Party Transactions

Officer Note

In March 2019, the Company issued a recourse promissory note (the Officer Note) in the amount of $1,024 to John T. Leslie, who was an officer of the Company. The Officer Note bears interest at 2.55%, compounded annually. The principal balance and accrued interest are due upon the earlier of (i) a liquidation event, (ii) within ten (10) or 180 days following the termination of the officer depending on nature of the termination, (iii) immediately prior to the Company’s registration of securities under section 12 of the Securities Exchange Act of 1934, as amended, or the Company’s becoming subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1933, as amended, if the officer is determined pursuant to Rule 3b-7 of the Securities Exchange Act of 1933, as amended, or is otherwise at that time a member of the Company’s Board of Directors, (iv) the officer’s acceptance of or appointment to a position which would qualify the officer as an executive officer of the Company, or (v) any other change in the officer’s status or the Company’s status which would cause the Officer Note to be deemed a prohibited extension of credit by the Company under Section 402 of the Sarbanes-Oxley Act of 2002 or other applicable law. The recourse promissory note is secured by 1,330 shares of common stock.

Although this Officer Note is recourse to the individual, it is accounted for as nonrecourse since the recourse provision is not substantive. Accordingly, we have accounted for the combination of the promissory note and restricted stock as a grant of an option, as the substance is similar to the grant of an option. The exercise price of this stock option is the principal and interest due on the promissory note. The fair value of the stock option is recognized over the requisite service period (not the term of the promissory note) through a charge to compensation cost. The maturity date of the promissory notes reflects the legal term of the stock option for purposes of valuing the award.

In August 2020, in connection with Mr. Leslie’s separation, the Company cancelled the Officer Note and associated accrued interest in exchange for the repurchase of 1,505 unvested shares and 424 vested shares, with an original exercise price of $0.77, at a price of $0.55 per share. The excess of the repurchase price over the fair value of the stock on the repurchase date resulted in recognition of compensation cost of $367 during 2020.

Privateer Holdings

Leafly was a wholly owned subsidiary of Privateer Holdings until February 14, 2019, when Privateer Holdings effected a capital restructuring of the Company and distributed its ownership in Leafly to its stockholders. In 2019, Leafly entered into a Corporate Services Agreement, as amended, with Ten Eleven Management LLC dba Privateer Management. Two individuals on Leafly’s board of directors, Michael Blue and Christian Groh, are officers for Privateer Management, which therefore has been identified as a related party. Privateer Management provides managerial services, support services, and administrative services and at times pays for employee health benefit and other expenses on behalf of the Company. During 2020 and 2019, the Company recorded $1,205 and $4,375 for these services within general and administrative expenses in the Consolidated Statements of Operations. As of December 31, 2020 and 2019, the Company owed $580 and $5,514, respectively, to Privateer Management for corporate services and expenses paid on its behalf.

In February 2019, the Company entered into a capital contribution agreement with Privateer which provided the Company with $26,000 in cash and the cancellation of $6,023 of payables to Privateer in exchange for 32,627 shares of Class 1 common stock. An additional $1,456 of payables to Privateer were cancelled and contributed concurrently, inclusive of a payable for stock-based compensation expense allocated from the Privateer Plan of $756 (see Note 11).

Other

One of Leafly’s significant investors, Brendan Kennedy, is a member of the board of directors of Tilray, Inc., which is the parent company of High Park Holdings Ltd., a customer of Leafly, and therefore has been identified as a related party. During the year ended December 31, 2020 and 2019, the Company recorded approximately $239 and $304, respectively, of revenue earned from contracts with this customer.